FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 89.0%
	ADVERTISING & MARKETING - 0.4%
2,246	Omnicom Group, Inc.	$ 235,426

	APPAREL & TEXTILE PRODUCTS - 0.2%
1,304	NIKE, Inc., Class B	102,716

	ASSET MANAGEMENT - 4.0%
8,925	Brookfield Asset Management Ltd.	510,153
29,281	Brookfield Corporation	1,797,561
1,236	KKR & Company, Inc.	201,307
5,639	Vitesse Energy, Inc.	158,343
		2,667,364
	BANKING - 7.0%
8,706	M&T Bank Corporation	1,915,233
35,442	US Bancorp	1,888,704
11,434	Wells Fargo & Company	870,928
		4,674,865
	BEVERAGES - 3.7%
4,612	Brown-Forman Corporation, Class A	190,752
1,161	Brown-Forman Corporation, Class B	48,855
368	Coca-Cola Company (The)	23,581
12,892	Diageo plc - ADR	1,538,789
4,044	PepsiCo, Inc.	660,992
		2,462,969
	BIOTECH & PHARMA - 3.4%
260	Eli Lilly & Company	206,791
9,832	Johnson & Johnson	1,524,058
847	Merck & Company, Inc.	86,089
3,816	Novartis A.G. - ADR	403,618
1,036	Pfizer, Inc.	27,154
		2,247,710
	CABLE & SATELLITE - 0.8%
11,794	Comcast Corporation, Class A	509,383

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 89.0% (Continued)
	CHEMICALS - 0.8%
733	Linde plc	$ 337,905
2,443	Minerals Technologies, Inc.	199,276
		537,181
	CONSUMER SERVICES - 0.2%
1,654	Service Corp International	146,528

	DIVERSIFIED INDUSTRIALS - 1.4%
912	General Electric Company	166,130
3,389	Honeywell International, Inc.	789,400
		955,530
	ELECTRIC UTILITIES - 0.9%
3,376	Brookfield Infrastructure Partners, L.P.	118,059
1,670	Duke Energy Corporation	195,474
1,065	Otter Tail Corporation	85,882
2,316	Sempra Energy	216,939
		616,354
	ENTERTAINMENT CONTENT - 1.7%
9,707	Walt Disney Company (The)	1,140,280

	FOOD - 2.7%
1,285	Ingredion, Inc.	189,332
16,179	Kraft Heinz Company (The)	517,243
16,894	Mondelez International, Inc.	1,097,265
		1,803,840
	GAS & WATER UTILITIES - 0.6%
2,540	Artesian Resources Corporation, Class A	88,240
750	Chesapeake Utilities Corporation	98,812
1,378	Middlesex Water Company	90,169
2,543	NiSource, Inc.	96,863
		374,084
	HEALTH CARE FACILITIES & SERVICES - 0.2%
250	UnitedHealth Group, Inc.	152,550

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 89.0% (Continued)
	HOUSEHOLD PRODUCTS - 5.7%
288	Colgate-Palmolive Company	$ 27,829
1,236	Kimberly-Clark Corporation	172,237
6,806	Procter & Gamble Company (The)	1,220,044
39,541	Unilever plc - ADR	2,366,134
		3,786,244
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
970	Goldman Sachs Group, Inc. (The)	590,313
1,504	Intercontinental Exchange, Inc.	242,084
		832,397
	INSURANCE - 17.5%
9,976	Berkshire Hathaway, Inc., Class B(a)	4,818,608
5,000	Brown & Brown, Inc.	565,500
2,550	Enstar Group Ltd.(a)	827,985
12,092	Progressive Corporation (The)	3,251,297
1,071	White Mountains Insurance Group Ltd.	2,152,699
		11,616,089
	INTERNET MEDIA & SERVICES - 0.7%
1,951	Alphabet, Inc., Class C	332,626
255	Meta Platforms, Inc., Class A	146,452
		479,078
	LEISURE FACILITIES & SERVICES - 0.5%
1,239	McDonald's Corporation	366,756

	MACHINERY - 0.3%
478	CSW Industrials, Inc.	201,902

	MEDICAL EQUIPMENT & DEVICES - 1.9%
4,339	Abbott Laboratories	515,343
7,052	Baxter International, Inc.	237,723
1,136	Danaher Corporation	272,288
568	Waters Corp.(a)	218,521
		1,243,875
	OIL & GAS PRODUCERS - 3.2%
2,227	Chevron Corporation	360,618

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 89.0% (Continued)
	OIL & GAS PRODUCERS - 3.2% (Continued)
4,672	Enterprise Products Partners, L.P.	$ 160,857
11,877	Phillips 66	1,591,281
		2,112,756
	RETAIL - CONSUMER STAPLES - 0.6%
4,244	Walmart, Inc.	392,570

	RETAIL - DISCRETIONARY - 0.0%(b)
4	AutoZone, Inc.(a)	12,678

	RETAIL REIT - 0.1%
1,136	Saul Centers, Inc.	46,701

	SEMICONDUCTORS - 0.8%
1,894	Applied Materials, Inc.	330,901
250	ASML Holding N.V. - ADR	171,653
		502,554
	SOFTWARE - 1.3%
835	Microsoft Corporation	353,589
1,797	Nice Ltd. - ADR(a)	327,844
936	Oracle Corporation	173,010
		854,443
	SPECIALTY FINANCE - 7.3%
14,603	American Express Company	4,449,242
856	Credit Acceptance Corporation(a)	426,031
		4,875,273
	STEEL - 0.2%
1,653	Commercial Metals Company	101,974

	TECHNOLOGY HARDWARE - 0.6%
1,704	Apple, Inc.	404,410

	TECHNOLOGY SERVICES - 10.2%
5,966	Mastercard, Inc., Class A	3,179,520

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 89.0% (Continued)
	TECHNOLOGY SERVICES - 10.2% (Continued)
11,296	Visa, Inc., Class A	$ 3,559,144
		6,738,664
	TIMBER REIT - 0.1%
2,510	Rayonier, Inc.	79,994

	TOBACCO & CANNABIS - 3.5%
15,322	Altria Group, Inc.	884,692
10,808	Philip Morris International, Inc.	1,438,112
		2,322,804
	TRANSPORTATION & LOGISTICS - 2.1%
3,776	Expeditors International of Washington, Inc.	459,313
1,304	Norfolk Southern Corporation	359,708
2,397	Union Pacific Corporation	586,450
		1,405,471
	TRANSPORTATION EQUIPMENT - 1.9%
10,405	Allison Transmission Holdings, Inc.	1,232,993

	WHOLESALE - CONSUMER STAPLES - 1.2%
9,952	Sysco Corporation	767,399

	TOTAL COMMON STOCKS (Cost $13,113,227)	59,003,805

	EXCHANGE-TRADED FUNDS — 3.5%
	FIXED INCOME - 3.5%
16,590	JPMorgan Ultra-Short Income ETF	839,288
6,548	PIMCO Enhanced Short Maturity Active ETF	659,580
15,983	Vanguard Ultra Short Bond ETF	796,113
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,297,262)	2,294,981

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 7.4%
MONEY MARKET FUND - 7.4%
4,933,023	Goldman Sachs Financial Square Government Fund, Class FST, 4.55%(c) (Cost $4,933,023)	$ 4,933,023

	TOTAL INVESTMENTS - 99.9% (Cost $20,343,512)	$ 66,231,809
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	38,792
	NET ASSETS - 100.0%	$ 66,270,601

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
L.P.	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2024.